Property, Plant and Equipment (Details) - Schedule of Owner-Occupied Property - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
COST
Balance at beginning	$ 5,478,778	$ 8,734,955
Additions	1,008	3,324,899
Disposals	(1,990,876)	(1,282,224)
Reclassification to investment property		(5,487,395)
Translation adjustment	(386,585)	188,543
Balance at ending	3,102,326	5,478,778
DEPRECIATION AND IMPAIRMENT
Balance at beginning	(1,680,166)	(5,897,346)
Provided for the year	(299,547)	(217,243)
Disposal of subsidiaries	1,564,095
Eliminated upon disposal of assets		1,185,439
Depreciation reclassified to investment property		1,602,628
Impairment reclassified to investment property		1,792,237
Impairment		(48,859)
Translation adjustment	102,998	(97,022)
Balance at ending	(312,622)	(1,680,166)
CARRYING AMOUNT
Ending balance	2,789,704	3,798,612
Plant [Member]
COST
Balance at beginning	4,165,873	7,191,993
Additions		2,311,212
Disposals	(1,716,185)
Reclassification to investment property		(5,487,395)
Translation adjustment	(289,116)	150,063
Balance at ending	2,160,573	4,165,873
DEPRECIATION AND IMPAIRMENT
Balance at beginning	(1,374,701)	(4,459,340)
Provided for the year	(70,084)	(186,439)
Disposal of subsidiaries	1,296,658
Eliminated upon disposal of assets
Depreciation reclassified to investment property		1,602,628
Impairment reclassified to investment property		1,792,237
Impairment		(48,859)
Translation adjustment	79,710	(74,928)
Balance at ending	(68,418)	(1,374,701)
CARRYING AMOUNT
Ending balance	2,092,155	2,791,172
Machinery [Member]
COST
Balance at beginning		45,324
Additions
Disposals		(45,876)
Reclassification to investment property
Translation adjustment		552
Balance at ending
DEPRECIATION AND IMPAIRMENT
Balance at beginning		(45,324)
Provided for the year
Disposal of subsidiaries
Eliminated upon disposal of assets		45,876
Depreciation reclassified to investment property
Impairment reclassified to investment property
Impairment
Translation adjustment		(552)
Balance at ending
CARRYING AMOUNT
Ending balance
Office equipment [Member]
COST
Balance at beginning	131,486	137,150
Additions		11,332
Disposals	(118,285)	(20,638)
Reclassification to investment property
Translation adjustment	(7,601)	3,642
Balance at ending	5,600	131,486
DEPRECIATION AND IMPAIRMENT
Balance at beginning	(121,129)	(135,065)
Provided for the year	(1,817)	(773)
Disposal of subsidiaries	113,591
Eliminated upon disposal of assets		18,171
Depreciation reclassified to investment property
Impairment reclassified to investment property
Impairment
Translation adjustment	6,935	(3,462)
Balance at ending	(2,419)	(121,129)
CARRYING AMOUNT
Ending balance	3,181	10,357
Motor vehicles [Member]
COST
Balance at beginning	1,015,050	33,800
Additions		999,829
Disposals		(34,211)
Reclassification to investment property
Translation adjustment	(80,387)	15,632
Balance at ending	934,663	1,015,050
DEPRECIATION AND IMPAIRMENT
Balance at beginning	(21,174)	(30,609)
Provided for the year	(227,388)	(20,856)
Disposal of subsidiaries
Eliminated upon disposal of assets		30,982
Depreciation reclassified to investment property
Impairment reclassified to investment property
Impairment
Translation adjustment	7,083	(691)
Balance at ending	(241,479)	(21,174)
CARRYING AMOUNT
Ending balance	693,184	993,876
Furniture and fixtures [Member]
COST
Balance at beginning	166,369	160,979
Additions	1,008	2,526
Disposals	(156,406)	(1,591)
Reclassification to investment property
Translation adjustment	(9,481)	4,455
Balance at ending	1,489	166,369
DEPRECIATION AND IMPAIRMENT
Balance at beginning	(163,162)	(159,973)
Provided for the year	(258)	(57)
Disposal of subsidiaries	153,845
Eliminated upon disposal of assets		1,263
Depreciation reclassified to investment property
Impairment reclassified to investment property
Impairment
Translation adjustment	9,270	(4,395)
Balance at ending	(304)	(163,162)
CARRYING AMOUNT
Ending balance	1,185	3,207
Leasehold improvements- factories and offices [Member]
COST
Balance at beginning		896,680
Additions
Disposals		(907,602)
Reclassification to investment property
Translation adjustment		10,922
Balance at ending
DEPRECIATION AND IMPAIRMENT
Balance at beginning		(798,006)
Provided for the year		(9,118)
Disposal of subsidiaries
Eliminated upon disposal of assets		816,842
Depreciation reclassified to investment property
Impairment reclassified to investment property
Impairment
Translation adjustment		(9,718)
Balance at ending
CARRYING AMOUNT
Ending balance
Leasehold improvements- shops [Member]
COST
Balance at beginning		269,029
Additions
Disposals		(272,306)
Reclassification to investment property
Translation adjustment		3,277
Balance at ending
DEPRECIATION AND IMPAIRMENT
Balance at beginning		(269,029)
Provided for the year
Disposal of subsidiaries
Eliminated upon disposal of assets		272,305
Depreciation reclassified to investment property
Impairment reclassified to investment property
Impairment
Translation adjustment		(3,276)
Balance at ending
CARRYING AMOUNT
Ending balance